Equity share capital and share premium - Treasury shares (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($) shares	Mar. 31, 2020 INR (₨) shares	Mar. 31, 2019 INR (₨) shares	Mar. 31, 2018 INR (₨) shares
Amount
Balance at beginning of the year		₨ (2,379,170)	₨ 225,279	₨ (3,189,569)
Share based payment expense		5,135	282,883	729,920
Exercise of options			(51)	(8,340)
Balance at end of the year	$ (20,041)	₨ (1,510,974)	₨ (2,379,170)	₨ 225,279
Treasury shares
Number of shares
Balance at beginning of the year | shares	999	999	27,900
Exercise of options | shares			(26,901)
Balance at end of the year | shares	999	999	999	27,900
Amount
Balance at beginning of the year		₨ 11,219	₨ 30,084	₨ 54,371
Share based payment expense			650
Exercise of options			(18,215)	(24,287)
Balance at end of the year		₨ 11,219	₨ 11,219	₨ 30,084